UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment [ ];                   Amendment Number: ___
  This Amendment (Check only one):
      [ ] is a restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Spencer Capital Management, LLC
Address:   1995 Broadway
           Suite 1801
           New York, NY 10023

Form 13F File Number: 28-12316

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth H. Shubin Stein
Title:     Managing Member, Spencer Capital Management, LLC
Phone:     (212) 586-4190

Signature, Place, and Date of Signing:


/s/ Kenneth H. Shubin Stein    New York, New York      November 14, 2007
---------------------------    ------------------      -----------------
[Signature]                    [City, State]           [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 16

Form 13F Information Table Value Total: $ 320,261 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE



---------------- ---------- ------------ ---------- ---------------------------- ------------- ---------- --------------------------
    Column 1     Column 2     Column 3   Column 4            Column 5              Column 6    Column 7            Column 8
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- --------------------------
 Name of Issuer  Title of       CUSIP      Value    Shrs /        SH /   Put/     Investment     Other         Voting Authority
                   Class                 (x$1000)   Prn Amt       PRN    Call     Discretion   Managers
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- --------------------------
                                                                                                          Sole     Shared      None
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
AMBASSADORS      COM        023178106    13,510     550,752       SH             DEFINED       N/A              550,752
INTERNATIONAL
INC CMN
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
THE BANCORP      COM        05969A105    6,803      368,516       SH             DEFINED       N/A              368,516
INC CMN
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
BORDERS GROUP    COM        099709107    32,697     2,452,902     SH             DEFINED       N/A              2,452,902
INC CMN
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
BORDERS GROUP    COM        099709107    5,166      21,752        SH     CALL    DEFINED       N/A              21,752
INC CMN
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
CELEBRATE        COM        15100A104    14,092     1,491,197     SH             DEFINED       N/A              1,491,197
EXPRESS, INC.
CMN
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
CROSSTEX         COM        22765Y104    41,739     1,101,015     SH             DEFINED       N/A              1,101,015
ENERGY, INC.
CMN
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
DELIAS INC CMN   COM        246911101    559        119,018       SH             DEFINED       N/A              119,018
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
ISHARES          RUSSELL    464287655    11,537     29,773        SH     PUT     DEFINED       N/A              29,773
RUSSELL 2000     2000
INDEX FUND
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
RESOURCE         CL A       761195205    50,606     3,204,937     SH             DEFINED       N/A              3,204,937
AMERICA INC
CL-A CMN CLASS
A
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
SEARS            COM        812350106    21,878     172,000       SH             DEFINED       N/A              172,000
HOLDINGS
CORPORATION
CMN
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
TARGET CORP      COM        87612E106    1,596      1,057         SH     CALL    DEFINED       N/A              1,057
CMN
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
TARGET CORP      COM        87612E106    540        14,400        SH     PUT     DEFINED       N/A              14,400
CMN
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
WINN-DIXIE       COM        974280307    58,404     3,119,889     SH             DEFINED       N/A              3,119,889
STORES, INC.
CMN CLASS
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
WINTHROP         COM        976391102    592        88,000        SH             DEFINED       N/A              88,000
REALTY TRUST
CMN
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
TEEKAY           COM        Y8564W103    54,818     932,114       SH             DEFINED       N/A              932,114
CORPORATION
CMN
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------
TEEKAY           COM        Y8564W103    5,724      1,937         SH     CALL    DEFINED       N/A              1,937
CORPORATION
CMN
---------------- ---------- ------------ ---------- ------------- ------ ------- ------------- ---------- ----- ------------- ------


REPORT SUMMARY     16 DATA RECORDS     $320,261                           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED